1933 Act File No. 333-75776

                        U.S. SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ------

    Pre-Effective Amendment No.      .......................
                                 ----                             ------

    Post-Effective Amendment No.  1_........................        X
                                  -                               ------

                                FEDERATED EQUITY FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                    (412) 288-1900
                           (Area Code and Telephone Number)
                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                              John W. McGonigle, Esquire
                               Federated Investors Tower
                                  1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                        (Name and Address of Agent for Service)

                                      Copies to:

                              Matthew G. Maloney, Esquire
                        Dickstein Shapiro Morin & Oshinsky, LLP
                                   2101 L Street, NW
                               Washington, DC 20037-1526
                                    (202) 828-2218


  It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.  Exhibits

1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (19)

1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)

1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)

2.   Copy of Amended and Restated By-Laws of the Registrant; (12)
2.1  Copy of Amendment No. 5 to the By-Laws of the Registrant; (18)
2.2  Copy of Amendment No. 6 to the By-Laws of the Registrant; (18)
2.3  Copy of Amendment No.7 to the By-Laws of the Registrant; (18)

3.   Not Applicable

4. Conformed copy of Agreement and Plan of Reorganization is included as Exhibit A to the Registration Statement*

5. Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)

5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund); (8)

5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)

5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund); (13)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)

6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)

6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund); (14)

6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Capital Appreciation Fund, respectively; (19)

6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund; (20)

6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant; (21)

6.6 Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.7 Conformed copy of Amendment #1 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.8 Conformed copy of Amendment #2 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.9 Conformed copy of Amendment #3 to Schedule 1 of the Investment Advisory Contract of the Registrant; (21)

6.10 Conformed copy of Exhibit I to Registrant's  Investment  Advisory Contract;
     (22)

6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto; (23)

6.12 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)

6.13 Conformed copy of Exhibit H to the Investment Advisory Contract for Federated Large Cap Tech Fund; (23)

6.14 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunities Fund; (23)

6.15 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)

7.   Conformed copy of Distributor's Contract of the Registrant; (10)

7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares); (10)

7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares); (14)

7.5  Conformed copy of Distributor's Contract (Class B Shares); (16)

7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)

7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (10)

7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares); (20)

7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund; (22)

7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;

Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550and 811-6269)

7.11 Conformed copy of Amendment to  Distributor's  Contract of the  Registrant;
     (23)

8.   Not Applicable;

9.   Conformed copy of the Custodian Agreement of the Registrant; (6)
9.1  Conformed copy of the Custodian Fee Schedule; (15)

10.  Conformed copy of Distribution Plan of the Registrant; (10)

10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares); (10)

10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)

10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)

10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares); (14)

10.5 The responses described in Item 23(e) (xii) are hereby incorporated by reference.

10.6 Conformed copy of Amendment to the Distribution Plan (Class B Shares); (16)

10.7 Conformed copies of Exhibits L, M, N & O to the Distribution Plan; (19)

10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares); (20)

10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund; (22)

10.10Conformed  copy of  Exhibits  D &E to  Registrant's  Distribution  Plan for
     Class B and Class C Shares of Federated Growth Strategies Fund; (22)

10.11Conformed copy of Exhibits F, G & H to Registrant's  Distribution  Plan for
     Class A, B and C Shares of Federated Capital Appreciation Fund; (22)

10.12Conformed copy of Exhibits I, J & K to Registrant's  Distribution  Plan for
     Class A, B & C of Federated Aggressive Growth Fund; (22)

10.12Conformed  copy of  Exhibits L & M to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Large Cap Growth Fund; (22)

10.13Conformed  copy of  Exhibits N & O to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Communication Technology Fund; (22)

10.14Conformed  copy of  Exhibits P & Q to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated New Economy Fund; (22)

10.15Conformed  copy of  Exhibits R & S to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Market Opportunity Fund; (22)

10.16Conformed copy of Exhibit T to Registrant's  Distribution  Plan for Class K
     Shares of Federated Kaufmann Fund; (22)

10.17Conformed  copy of  Exhibits U & V to  Registrant's  Distribution  Plan for
     Class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund; (22)

10.18 Copy of Schedule A to the Distribution Plan; (19)

10.19The  Registrant  hereby  incorporates  the  conformed  copy of the specimen
     Multiple Class Plan from Item (n) of the Federated American Leaders Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on May 25, 2001. (File Nos. 2-29786 and 811-1704);

10.20Conformed copy of Amendment to the Distribution  Contract (Class B Shares);
     (23)

11. Form of Opinion and Consent of Counsel regarding the legality of shares being issued; (23)

12.  Opinion regarding tax consequences of Reorganization*

13.  Conformed copy of Amended and Restated Shareholder Services Agreement; (15)

13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (16)

13.3 Conformed copy of Shareholder  Services  Agreement  (Class B Shares);  (16)
     13.4 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

13.6 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)

13.7 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)

13.8 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)

14. Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)

14.1 Conformed copy of consent of Independent Auditors of Federated Equity Funds, Deloitte & Touche LLP; (24)

15.  Not Applicable

16.  Conformed copy of Power of Attorney; (19)

16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (19)

16.2 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
16.3 Conformed copy of Limited Power of Attorney; (19)

17.  Form of Proxy (24)

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*    Filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)

24.  Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-14 filed on December 21, 2001. (File Nos. 333-75776 and 811-4017)

Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                      SIGNATURES

     As required by the Securities Act of 1933, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 25th day of July, 2002.


FEDERATED EQUITY FUNDS


                                                By: /s/ G. Andrew Bonnewell
                                                    -----------------------
                                                  G. Andrew Bonnewell
                                                   Assistant Secretary
                                                   Attorney in Fact for John F.
                                                Donahue
                                                   July 25, 2002


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact          July 25, 2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

J. Thomas Madden*                 Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney

                                                                       EXHIBIT A

                         AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION dated January 31, 2002 (the "Agreement"), between Federated Equity Funds, a Massachusetts business trust ("Federated Equity Funds"), on behalf of its portfolio, Federated Capital Appreciation Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated Equity Funds, on behalf of its portfolio Federated New Economy Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

     WHEREAS, the Board of Trustees of Federated Equity Funds (the "Trustees") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

     WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"):

     NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

     (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated Equity Funds, having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated Equity Funds shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated Equity Funds and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated Equity Funds transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

     (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated Equity Funds', custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

     (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

     (d)  The  Acquired  Fund  shall   discharge  all  of  its  liabilities  and
obligations on or before the Exchange Date.

     (e) The Exchange Date shall be April 4, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

     (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     2. Representations and Warranties of the Acquired Fund. Federated Equity -------------------------------------------------------- Funds, on behalf of the
Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

     (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

     (b) On the Exchange Date, Federated Equity Funds will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

     3. Representations and Warranties of the Acquiring Fund. Federated Equity ---------------------------------------------------- Funds, on behalf of the
Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

     (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

     (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

     4. Acquiring Fund's Conditions Precedent. The obligations of Federated ---------------------------------------- Equity Funds hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

     (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

     (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Declaration of Trust and By-Laws of Federated Equity Funds

     (d) At or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date at or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before October 31, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before October 31, 2001 and in the period from said date to and including the Exchange Date.

     5. Acquired Fund's Conditions Precedent. The obligations of Federated Equity Funds hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

     6. Mutual Conditions Precedent. The obligations of both the Acquiring Fund ----------------------------- and the Acquired Fund hereunder shall be subject to the following conditions:

     (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

     (b) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1)(C) of the Code.

     Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

     7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Trustees at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Trustees, make proceeding with this Agreement inadvisable.

     If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of Federated Equity Funds, in respect of this Agreement.

     8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Trustees, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Trustees, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

     9. No Survival of Representations. None of the representations and ---------------------------------- warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

     10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

     12. Counterparts. This Agreement may be executed in counterparts, each of ------------ which, when executed and delivered, shall be deemed to be an original.

     IN WITNESS WHEREOF, Federated Equity Funds has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated New Economy Fund



                                    /s/ John W. McGonigle
                                    ------------------------------
                                         John W. McGonigle, Secretary


                                    FEDERATED EQUITY FUNDS
                                    on behalf of its portfolio,
                                    Federated Capital Appreciation Fund



                                    /s/ J Christopher Donahue
                                         J. Christopher Donahue, President